Summary of significant accounting policies (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Allocated corporate center costs	$ 9	$ 27